Supplemental Cash Flow Information - Reconciliation of Cash, Cash Equivalents, and Restriched Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 199,388	$ 225,040	$ 221,934
Restricted cash	17,798	8,540	28,360
Restricted cash - long-term	89,070	0	0
Total	$ 306,256	$ 233,580	$ 250,294	$ 342,287